Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000223246
Account Value [Line Items]
Line Graph and Table Measure Name			SouthernSun Small Cap Fund, Class N Shares
Accumulated Value		$ 10,000		$ 11,297	$ 13,769	$ 13,663	$ 12,643	$ 12,553	$ 18,406	$ 17,612	$ 20,057	$ 24,801	$ 24,580
C000223247
Account Value [Line Items]
Line Graph and Table Measure Name			SouthernSun Small Cap Fund, Class I Shares
Accumulated Value		100,000		113,227	138,357	137,616	127,634	127,061	186,766	179,219	204,536	253,574	251,934
C000223248
Account Value [Line Items]
Line Graph and Table Measure Name			SouthernSun U.S. Equity Fund, Class N Shares
Accumulated Value		10,000		11,213	12,526	12,803	11,331	11,516	16,578	15,890	18,664	22,832	22,985
C000223249
Account Value [Line Items]
Line Graph and Table Measure Name			SouthernSun U.S. Equity Fund, Class I Shares
Accumulated Value		100,000		112,420	125,934	129,034	114,498	116,625	168,285	161,755	190,507	233,516	235,729
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		11,496	13,647	16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 3000 Index (USD) (TR)
Accumulated Value		100,000		114,964	136,470	160,461	165,143	189,916	250,453	206,305	248,517	335,979	394,470
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		11,496	13,647	16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Russell 3000 Index (USD) (TR)
Accumulated Value		100,000		114,964	136,470	160,461	165,143	189,916	250,453	206,305	248,517	335,979	394,470
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 2000 Index (USD) (TR)
Accumulated Value		10,000		11,547	13,942	16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 2000 Index (USD) (TR)
Accumulated Value		100,000		115,468	139,418	160,662	146,381	146,952	217,015	166,021	180,847	229,245	253,907
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index (USD)
Accumulated Value		10,000		11,443	13,480	15,662	15,029	15,362	22,280	17,577	19,561	24,679	27,186
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index (USD)
Accumulated Value		$ 100,000		$ 114,435	$ 134,796	$ 156,624	$ 150,290	$ 153,624	$ 222,799	$ 175,772	$ 195,606	$ 246,790	$ 271,864

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.